FAIR VALUE MEASUREMENTS - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis for Each of Hierarchy Levels (Detail) (Fair Value, Measurements, Recurring, USD $)
In Millions, unless otherwise specified
	Dec. 28, 2013	Dec. 29, 2012
Total Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 91.7	$ 99.0
Derivatives liabilities	212.3	91.5
Money market fund	6.7	68.0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivatives liabilities	0	0
Money market fund	6.7	68.0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	91.7	99.0
Derivatives liabilities	212.3	91.5
Money market fund	$ 0	$ 0